Leases - Movements in Right-of-use Assets and Lease Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Leases
Cash outflow for leases	$ 200	$ 0
Right-of-Use Asset
Balance beginning of year	35	92
Additions	54	12
Depreciation	(73)	(67)
Payments	4
Translation		(2)
Balance end of year	20	35
Lease liabilities
Balance beginning of year	36	99
Additions	54	12
Interest expense		2
Payments	(74)	(75)
Translation	4	(2)
Balance end of year	$ 20	$ 36